Segment and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment and Geographic Information [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
24.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has three operating segments (1) commodities brokerage services, (2) online financial information and advisory service, and other related services in PRC, (3) Hong Kong brokerage services. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group's chief executive officer has been identified as the chief operating decision makers. The Group's chief operating decision maker directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group's operating segments:

For the year ended December 31, 2016

		Subscription
	Commodities	services and other	Hong Kong
	brokerage services	related services	brokerage services	Consolidated
Net revenues	$69,980,296	$16,654,534	$8,956,501	$95,591,331
Less: intersegment sales	(10,003,579)	(2,529,856)	-	(12,533,435)
Net revenues from external customer	59,976,717	14,124,678	8,956,501	83,057,896

Cost of revenues	5,729,464	10,392,343	4,258,451	20,380,258
Less: intersegment cost of revenues	-	-	-	-
Cost of revenues after elimination	5,729,464	10,392,343	4,258,451	20,380,258

Operating expenses:
General and administrative	6,026,102	10,090,294	3,992,953	20,109,349
Product development	3,374,144	12,995,022	-	16,369,166
Sales and marketing	46,648,934	13,029,524	1,054,695	60,733,153
Loss from impairment of intangible assets	1,111,149	-	-	1,111,149
Loss from impairment of goodwill	6,659,691	-	-	6,659,691

Total segments operating expenses	63,820,020	36,114,840	5,047,648	104,982,508
Less: intersegment operating expenses	(10,003,579)	(2,524,975)	(277,731)	(12,806,285)
Total operating expenses	53,816,441	33,589,865	4,769,917	92,176,223

Government subsidies	1,194,775	-	-	1,194,775
Income (loss) from operations	$1,625,587	$(29,857,530)	$(71,867)	$(28,303,810)

Total segments assets	42,343,571	197,412,591	77,656,701	317,412,863
Less: intersegment balances	(13,508,587)	(116,348,234)	(19,932,216)	(149,789,037)

Total assets	$28,834,984	$81,064,357	$57,724,485	$167,623,826

For the year ended December 31, 2015

		Subscription
	Commodities	services and other	Hong Kong
	brokerage services	related services	brokerage services	Consolidated
Net revenues	$113,720,922	$27,236,753	$3,149,063	$144,106,738
Less: intersegment sales	(34,018,268)	(2,683,704)	-	(36,701,972)
Net revenues from external customer	79,702,654	24,553,049	3,149,063	107,404,766

Cost of revenues	4,975,361	14,321,339	1,181,538	20,478,238
Less: intersegment cost of revenues	-	(739,501)	-	(739,501)
Cost of revenues after elimination	4,975,361	13,581,838	1,181,538	19,738,737

Operating expenses:
General and administrative	4,026,984	11,148,924	2,978,161	18,154,069
Product development	2,549,731	8,188,718	-	10,738,449
Sales and marketing	69,674,657	12,139,100	566,396	82,380,153
Loss from impairment of intangible assets	250,360	-	-	250,360

Total segments operating expenses	76,501,732	31,476,742	3,544,557	111,523,031
Less: intersegment operating expenses	(35,907,706)	(47,620)	(110,721)	(36,066,047)
Total operating expenses	40,594,026	31,429,122	3,433,836	75,456,984

Government subsidies	251,828	-	-	251,828
Income (loss) from operations	$34,385,095	$(20,457,911)	$(1,466,311)	$12,460,873

Total segments assets	109,286,634	179,706,230	47,011,111	336,003,975
Less: intersegment balances	(51,101,320)	(122,077,495)	(18,760,003)	(191,938,818)

Total assets	$58,185,314	$57,628,735	$28,251,108	$144,065,157

For the year ended December 31, 2014

		Subscription services
	Commodities	and other	Hong Kong
	brokerage services	related services	brokerage services	Consolidated
Net revenues	$80,943,201	$25,250,486	$4,610,516	$110,804,203
Less: intersegment sales	(20,852,084)	(6,256,234)	-	(27,108,318)
Net revenues from external customer	60,091,117	18,994,252	4,610,516	83,695,885

Cost of revenues	10,526,980	8,091,595	1,731,651	20,350,226
Less: intersegment cost of revenues	-	2,503	-	2,503
Cost of revenues after elimination	10,526,980	8,094,098	1,731,651	20,352,729

Operating expenses:
General and administrative	8,320,540	19,544,999	2,655,925	30,521,464
Product development	2,460,048	13,567,759	-	16,027,807
Sales and marketing	52,371,135	12,845,724	586,015	65,802,874
Loss from impairment of intangible assets	-	1,802,125	-	1,802,125
Loss from impairment of goodwill	-	8,149,525	-	8,149,525

Total segments operating expenses	63,151,723	55,910,132	3,241,940	122,303,795
Less: intersegment operating expenses	(24,533,694)	(15,199,246)	(117,740)	(39,850,680)
Total operating expenses	38,618,029	40,710,886	3,124,200	82,453,115

Government subsidies	655,437	3,980	-	659,417
Income (loss) from operations	$11,601,545	$(29,806,752)	$(245,335)	$(18,450,542)

Total segments assets	62,272,231	171,870,606	52,776,273	286,919,110
Less: intersegment balances	(26,824,659)	(127,444,636)	(18,746,458)	(173,015,752)

Total assets	$35,447,572	$44,425,970	$34,029,815	$113,903,358

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2014	2015	2016
Commodities brokerage services revenues	$60,091,117	$79,702,654	$59,976,717
Financial information and advisory services revenues	10,355,732	17,205,459	10,696,523
Advertising revenues	8,160,310	7,023,399	2,893,707
Hong Kong brokerage services revenues	4,610,516	3,149,063	8,956,501
Others	478,210	324,191	534,448

Total revenue from external customers	$83,695,885	$107,404,766	$83,057,896

Substantially all of the Company's revenues for the years ended December 31, 2014, 2015 and 2016 were generated from the PRC and Hong Kong.

As of December 31, 2014, 2015 and 2016, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.